NOTE PAYABLE (Tables)	9 Months Ended
Sep. 30, 2021
Grant Date February Thirteen Two Thousand Twenty [Member]
Summary of Note Payable

Balance at January 1, 2021	$1,885
Additions	135
Accrued interest	114
Balance at September 30, 2021	$2,134